Restructuring - Summary Of Company's Accrued Restructuring Balance (Detail) $ in Millions	12 Months Ended
Jun. 30, 2021 USD ($)
Restructuring and Related Activities [Abstract]
Beginning balance	$ 0.0
Restructuring charges	5.5
Payments	(2.4)
Adjustments	0.0
Ending balance	$ 3.1